Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Leases
17.	Leases

Leases as lessee

The Group leases office premise from its immediate holding company and showroom spaces from a third parties. The leases run for periods ranging from 3 to 5 years, with options to renew after lease expiry dates.

Information about leases for which the Group is a lessee is presented below.

Right-of-use assets

	Office premise		Showroom		Total
Group
Balance at December 31, 2023	US$	1,044,164	US$	218,345	US$	1,262,509
Additions for the year		-		1,109,050		1,109,050
Depreciation charge for the year		(225,034)		(254,658)		(479,692)
Lease termination		(819,130)		-		(819,130)
Balance at December 31, 2024		-		1,072,737		1,072,737
Additions for the year		346,435		259,665		606,100
Depreciation charge for the year		(38,248)		(465,886)		(504,134)
Balance at December 31, 2025	US$	308,187	US$	866,516	US$	1,174,703

Amounts recognized in profit or loss

	For the year ended December 31,
	2025		2024		2023
Interest on lease liabilities	US$	91,118	US$	130,128	US$	33,571

Amounts recognized in statement of cash flows

	For the year ended December 31,
	2025		2024		2023
Total cash outflow for lease	US$	(550,934)	US$	(617,763)	(122,954)

Leases as lessor

The Group’s Hotel101-Los Angeles lot has an existing structure with tenants at the time of acquisition, and the leases have been assigned to the Group. The Group plans to retain the leases in the short-term as the primary purpose of the Hotel101-Los Angeles lot is for the construction and development of the Hotel101-Los Angeles project. Rental income amounted to US$0.37 million, US$0.03 million and nil for the year ended December 31, 2025, 2024 and 2023, respectively.